GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Equity Index Fund

Goldman Sachs Strategic International Equity Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Multi-Strategy Alternatives Portfolio

Goldman Sachs Strategic Growth Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated November 22, 2016 to the

Funds’ Prospectuses, each dated April 29, 2016, as may be supplemented to date

At a meeting held on June 15-16, 2016, the Board of Trustees of Goldman Sachs Variable Insurance Trust authorized the Funds to participate in securities lending programs under which (1) The Goldman Sachs Trust Company d/b/a Goldman Sachs Agency Lending, an affiliate of Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the Funds’ investment advisers, serves as securities lending agent for the Goldman Sachs Equity Index Fund and the Goldman Sachs Strategic International Equity Fund and (2) the Bank of New York Mellon serves as securities lending agent for the Goldman Sachs Growth Opportunities Fund, the Goldman Sachs Large Cap Value Fund, the Goldman Sachs Mid Cap Value Fund, the Goldman Sachs Multi-Strategy Alternatives Portfolio and the Goldman Sachs Strategic Growth Fund.

Accordingly, effective on or about December 1, 2016, each Fund’s Prospectus for Advisor, Institutional and Service Shares, as applicable, is revised as follows:

The following replaces in their entirety the headnotes to the “Investment Practices” table under “Investment Management Approach—Other Investment Practices and Securities” in the Goldman Sachs Equity Index Fund’s Prospectuses:

10	Percent of total assets (including securities lending collateral) (italic type)
10	Percent of net assets (excluding borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund

The following line is added to the table below “Repurchase Agreements” in the “Investment Practices” table under “Investment Management Approach—Other Investment Practices and Securities” in the Goldman Sachs Equity Index Fund’s Prospectuses:

Equity Index Fund
Investment Practices

Securities Lending	33 1⁄3

The following paragraph is added to the “Service Providers—Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs” section of the Goldman Sachs Equity Index Fund’s Prospectuses:

Under a securities lending program approved by the Fund’s Board of Trustees, the Fund may retain an affiliate of the Investment Adviser to serve as a securities lending agent for the Fund to the extent that the Fund engages in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. The Board of Trustees periodically reviews reports on portfolio securities loan transactions for which the affiliated lending agent has acted as lending agent.

The following replaces in their entirety the headnotes to the “Investment Practices” table under “Investment Management Approach—Other Investment Practices and Securities” in the Goldman Sachs Strategic International Equity Fund’s Prospectuses:

10	Percent of total assets (including securities lending collateral) (italic type)
10	Percent of net assets (excluding borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund

The following line is added to the table below “Repurchase Agreements” in the “Investment Practices” table under “Investment Management Approach—Other Investment Practices and Securities” in the Goldman Sachs Strategic International Equity Fund’s Prospectuses:

Strategic International Equity Fund
Investment Practices

Securities Lending	33 1⁄3

The following replaces in its entirety the second paragraph under the “Service Providers—Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs” section of the Goldman Sachs Strategic International Equity Fund’s Prospectuses:

Under a securities lending program approved by the Fund’s Board of Trustees, the Fund may retain an affiliate of the Investment Adviser to serve as a securities lending agent for the Fund to the extent that the Fund engages in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. The Board of Trustees periodically reviews reports on portfolio securities loan transactions for which the affiliated lending agent has acted as lending agent. In addition, the Fund may make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Fund’s portfolio investment transactions, in accordance with applicable law.

The following replaces in their entirety the headnotes to the “Investment Practices” table under “Investment Management Approach—Other Investment Practices and Securities” in the Goldman Sachs Growth Opportunities Fund’s Prospectuses:

10	Percent of total assets (including securities lending collateral) (italic type)
10	Percent of net assets (excluding borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund

The following line is added to the table below “Repurchase Agreements” in the “Investment Practices” table under “Investment Management Approach—Other Investment Practices and Securities” in the Goldman Sachs Growth Opportunities Fund’s Prospectuses:

Growth Opportunities Fund
Investment Practices

Securities Lending	33 1⁄3

The following replaces in their entirety the headnotes to the “Investment Practices” table under “Investment Management Approach—Other Investment Practices and Securities” in the Goldman Sachs Large Cap Value Fund’s Prospectuses:

10	Percent of total assets (including securities lending collateral) (italic type)
10	Percent of net assets (excluding borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund

The following line is added to the table below “Repurchase Agreements” in the “Investment Practices” table under “Investment Management Approach—Other Investment Practices and Securities” in the Goldman Sachs Large Cap Value Fund’s Prospectuses:

Large Cap Value Fund
Investment Practices

Securities Lending	33 1⁄3

The following replaces in their entirety the headnotes to the “Investment Practices” table under “Investment Management Approach—Other Investment Practices and Securities” in the Goldman Sachs Mid Cap Value Fund’s Prospectuses:

10	Percent of total assets (including securities lending collateral) (italic type)
10	Percent of net assets (excluding borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund

The following line is added to the table below “Repurchase Agreements” in the “Investment Practices” table under “Investment Management Approach—Other Investment Practices and Securities” in the Goldman Sachs Mid Cap Value Fund’s Prospectuses:

Mid Cap Value Fund
Investment Practices

Securities Lending	33 1⁄3

The following replaces in their entirety the headnotes to the “Investment Practices” table under “Investment Management Approach—Other Investment Practices and Securities” in the Goldman Sachs Strategic Growth Fund’s Prospectuses:

10	Percent of total assets (including securities lending collateral) (italic type)
10	Percent of net assets (excluding borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund

The following line is added to the table below “Repurchase Agreements” in the “Investment Practices” table under “Investment Management Approach—Other Investment Practices and Securities” in the Goldman Sachs Strategic Growth Fund’s Prospectuses:

Strategic Growth Fund
Investment Practices

Securities Lending	33 1⁄3

The following is added to “Appendix A—Additional Information on Portfolio Risks, Securities and Techniques—C. Portfolio Securities and Techniques” in the Goldman Sachs Equity Index, Goldman Sachs Strategic International Equity, Goldman Sachs Growth Opportunities, Goldman Sachs Large Cap Value, Goldman Sachs Mid Cap Value and Goldman Sachs Strategic Growth Funds’ Prospectuses:

Lending of Portfolio Securities. The Fund may engage in securities lending. Securities lending involves the lending of securities owned by the Fund to financial institutions such as certain broker-dealers including, as permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. Government Securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by the Fund in short-term investments, including registered and unregistered investment pools managed by the Investment Adviser, its affiliates or the Fund’s custodian and from which the Investment Adviser or its affiliates may receive fees. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and the Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of the total assets of the Fund

(including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations described elsewhere in this Prospectus regarding investments in fixed income securities and cash equivalents.

The Fund may lend its securities to increase its income. The Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.

The following replaces in its entirety the “Lending of Portfolio Securities” section under “Appendix A—Additional Information on Portfolio Risks, Securities and Techniques—C. Portfolio Securities and Techniques” in the Goldman Sachs Multi-Strategy Alternatives Portfolio’s Prospectuses:

Lending of Portfolio Securities. The Portfolio and certain Underlying Funds may engage in securities lending. Securities lending involves the lending of securities owned by the Portfolio or an Underlying Fund to financial institutions such as certain broker-dealers, including, as permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. Government Securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by the Portfolio or an Underlying Fund in short-term investments, including registered and unregistered investment pools managed by the Investment Adviser or its affiliates and from which the Investment Adviser or its affiliates may receive fees. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and the Portfolio or an Underlying Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If an investment adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of the total assets of the Portfolio or an Underlying Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations or non-fundamental investment policies applicable to the Portfolio or Underlying Fund regarding investments in fixed income securities and cash equivalents.

The Portfolio or an Underlying Fund may lend its securities to increase its income. The Portfolio or an Underlying Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio or Underlying Fund or becomes insolvent.

This Supplement should be retained with your Prospectus for future reference.

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VITLENDSTK 11-16